Retirement Benefits (Status Of The Company Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Service cost	$ 0	$ 0	$ 0
Interest cost	352	349	344
Change in Plan Assets [Roll Forward]
Company contributions	150	340
Funded status of the plan	(1,246)	(2,862)
Unrecognized net loss	2,732	4,313
Unrecognized prior service benefit	0	0
Prepaid (accrued) pension cost	1,486	1,451
Non-current benefit liability	(1,246)	(2,862)
Deferred income taxes	1,002	1,592
Accumulated other comprehensive loss	1,730	2,721
Non U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Service cost	11	10	17
Interest cost	70	75	72
Change in Plan Assets [Roll Forward]
Funded status of the plan	(387)	(425)
Unrecognized net loss	492	520
Unrecognized prior service benefit	(44)	(51)
Prepaid (accrued) pension cost	61	44
Non-current benefit liability	(387)	(425)
Deferred income taxes	33	41
Accumulated other comprehensive loss	415	428
Postretirement Health Care Benefits Plan
Change in Benefit Obligation [Roll Forward]
Service cost	2	3	4
Interest cost	11	16	22
Change in Plan Assets [Roll Forward]
Funded status of the plan	(117)	(167)
Unrecognized net loss	143	206
Unrecognized prior service benefit	(92)	(135)
Prepaid (accrued) pension cost	(66)	(96)
Non-current benefit liability	(117)	(167)
Deferred income taxes	19	26
Accumulated other comprehensive loss	32	45
Change In Projected Benefit Obligation [Member] | U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	8,288	6,986
Service cost	0	0
Interest cost	352	349
Plan amendments	0	0
Actuarial loss	(1,012)	1,277
Foreign exchange valuation adjustment	0	0
Employee contributions	0	0
Benefit payments	(311)	(324)
Benefit obligation at December 31	7,317	8,288
Change in Plan Assets [Roll Forward]
Employee contributions	0	0
Benefit payments from plan assets	(311)	(324)
Change In Projected Benefit Obligation [Member] | Non U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	1,787	1,588
Service cost	12	10
Interest cost	70	75
Plan amendments	0	0
Actuarial loss	95	103
Foreign exchange valuation adjustment	30	48
Employee contributions	2	2
Benefit payments	(41)	(39)
Benefit obligation at December 31	1,955	1,787
Change in Plan Assets [Roll Forward]
Employee contributions	2	2
Benefit payments from plan assets	(41)	(39)
Change In Projected Benefit Obligation [Member] | Postretirement Health Care Benefits Plan
Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	322	450
Service cost	2	3
Interest cost	11	16
Plan amendments	0	(151)
Actuarial loss	(37)	24
Foreign exchange valuation adjustment	0	0
Employee contributions	0	0
Benefit payments	(20)	(20)
Benefit obligation at December 31	278	322
Change in Plan Assets [Roll Forward]
Employee contributions	0	0
Benefit payments from plan assets	(20)	(20)
Change In Plan Assets [Member] | U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Employee contributions	0	0
Benefit payments	(311)	(321)
Change in Plan Assets [Roll Forward]
Fair value at January 1	5,426	4,747
Return on plan assets	806	660
Company contributions	150	340
Employee contributions	0	0
Foreign exchange valuation adjustment	0	0
Benefit payments from plan assets	(311)	(321)
Fair value at December 31	6,071	5,426
Change In Plan Assets [Member] | Non U.S. Pension Benefit Plans
Change in Benefit Obligation [Roll Forward]
Employee contributions	2	2
Benefit payments	(41)	(39)
Change in Plan Assets [Roll Forward]
Fair value at January 1	1,362	1,219
Return on plan assets	199	111
Company contributions	32	31
Employee contributions	2	2
Foreign exchange valuation adjustment	14	38
Benefit payments from plan assets	(41)	(39)
Fair value at December 31	1,568	1,362
Change In Plan Assets [Member] | Postretirement Health Care Benefits Plan
Change in Benefit Obligation [Roll Forward]
Employee contributions	0	0
Benefit payments	(16)	(20)
Change in Plan Assets [Roll Forward]
Fair value at January 1	155	155
Return on plan assets	22	20
Company contributions	0	0
Employee contributions	0	0
Foreign exchange valuation adjustment	0	0
Benefit payments from plan assets	(16)	(20)
Fair value at December 31	$ 161	$ 155